Mineral Property Interests	12 Months Ended
Dec. 31, 2017
Mineral Property Interests
9. Mineral Property Interests

	British Columbia (Canada)			USA Fondaway Canyon	Mexico El Compas
	New Polaris	Windfall Hills	FG Gold	(Notes 7(b)	(Notes 7(a)
	(Note 9(a)(i))	(Note 9(a)(ii))	(Note 9(a)(iii))	and 9(b))	and 9(c))	Total

Acquisition Costs:

Balance, December 31, 2015	$3,851	$339	$-	$-	$1,126	$5,316
Additions	2	-	19	-	-	21
Disposition of subsidiary	-	-	-	-	(1,256)	(1,256)
Foreign currency translation adjustment	5	10	-	-	130	145
Balance, December 31, 2016	3,858	349	19	-	-	4,226
Acquisition of subsidiary	-	-	-	2,183	-	2,183
Additions, net of recoveries	6	-	28	44	-	78
Foreign currency translation adjustment	11	25	1	(54)	-	(17)
Write off	-	-	(48)	-	-	(48)
Balance, December 31, 2017	$3,875	$374	$-	$2,173	$-	$6,422

Deferred Exploration Expenditures:

Balance, December 31, 2015	$5,556	$356	$-	$-	$183	$6,095
Additions, net of recoveries	12	80	6	-	393	491
Disposition of subsidiary	-	-	-	-	(576)	(576)
Foreign currency translation adjustment	249	11	-	-	-	260
Balance, December 31, 2016	5,817	447	6	-	-	6,270
Additions, net of recoveries	27	44	14	1,090	-	1,175
Foreign currency translation adjustment	587	31	1	-	-	619
Write off	-	-	(21)	-	-	(21)
Balance, December 31, 2017	$6,431	$522	$-	$1,090	$-	$8,043

Mineral property interests:
Balance, December 31, 2016	$9,675	$796	$25	$-	$-	$10,496
Balance, December 31, 2017	10,306	896	-	3,263	-	14,465

(a) Canada:

(i) New Polaris:

The New Polaris property, which is located in the Atlin Mining Division, British Columbia, is 100% owned by the Company subject to a 15% net profit interest which may be reduced to a 10% net profit interest within one year of commercial production by issuing 150,000 common shares to Rembrandt Gold Mines Ltd. Acquisition costs at December 31, 2017 include a reclamation bond for $200,000 (2016 - $187,000).

On February 24, 2015, the Company entered into a Pre-Development and Earn-In Binding Agreement with PanTerra Gold (British Columbia) Limited, a wholly-owned subsidiary of PanTerra Gold Limited, (“PanTerra”). PanTerra had a 30-month option to earn a 50% interest in the New Polaris project by spending a total of CAD$10 million in three stages of predevelopment activities. The Company had received the CAD$500,000 for Stage One in 2015. As at December 31, 2016, funds of US$35,000 remain for Stage One expenditures as specified pursuant to the agreement between the Company and PanTerra, which remaining funds were used to settle existing payables for Stage One expenditures in 2017. In September 2016, PanTerra provided 30-day notice of its intent to withdraw from the first option of the agreement, which agreement was effectively terminated on October 22, 2016.

(ii) Windfall Hills:

In April 2013, the Company entered into a property purchase agreement with Atna Resources Ltd. (“Atna”) whereby the Company acquired a 100% undivided interest in the Uduk Lake properties by the issuance of 1,500,000 common shares at a fair value of CAD$0.10 per share, honouring a pre-existing 1.5% NSR production royalty that can be purchased for CAD$1 million, and granting Atna a 3% NSR production royalty.

In April 2013, the Company entered into a property purchase agreement whereby the Company acquired a 100% undivided interest in the Dunn properties by the issuance of 500,000 common shares at a fair value of CAD$0.10 per share and granting the vendor a 2% NSR royalty which can be reduced to 1% NSR royalty for $500,000.

(iii) FG Gold:

On August 24, 2016, the Company entered into a property option agreement with Eureka Resources, Inc., (“Eureka”) which closed on October 12, 2016. In consideration for the grant of the property option agreement, the Company issued 250,000 common shares at a value of CAD$0.10 per share to Eureka, and subscribed to Eureka’s private placement for 750,000 units at a price of CAD$0.14 per unit for a total of CAD$105,000; each unit was comprised of one common share of Eureka and one-half of one common share purchase warrant with an exercise price of CAD$0.20 and expiry date of September 9, 2018. The Company can earn up to a 75% interest in the FG gold property in two stages.

In the first stage, the Company can earn an initial 51% interest over three years by:

-	incurring CAD$1.5 million in exploration expenditures with an annual minimum of CAD$500,000;
-	issuing 750,000 common shares in three annual tranches of 250,000 shares; and
-	paying 50% of the annual BC mineral exploration tax credits (“BC METC”) claimed by the Company to Eureka to an aggregate maximum exploration expenditure of CAD$1.5 million.

In the second stage, the Company can earn an additional 24% interest for a total interest of 75% over the following two years by:

-	incurring CAD$1.5 million in exploration expenditures;
-	issuing 1.5 million common shares in two annual tranches of 750,000 shares; and
-	paying the greater of: (i) CAD$75,000 and (ii) 50% of the annual BC METC claimed by the Company to Eureka to an aggregate maximum exploration expenditure of CAD$1.5 million.

If the Company failed to satisfy the consideration necessary to exercise the second stage, then a joint venture would be deemed to have formed with the Company having a 51% interest and Eureka with a 49% interest.

In early July 2017, the Company terminated the property option agreement with Eureka and wrote off the FG Gold project at June 30, 2017.

(iv) Eskay Creek property (British Columbia, Canada)

In December 2017, the Company signed an agreement with Barrick Gold Inc (“Barrick”) and Skeena Resources Ltd. (“Skeena”) involving the Company’s 33.3% carried interest in certain mining claims adjacent to the past-producing Eskay Creek Gold mine located in northwest British Columbia, whereby the Company will retain its 33.33% carried interest. The Company and Barrick have respectively 33.33% and 66.67% interests in 6 claims and mining leases totaling 2323 hectares at Eskay Creek. Pursuant to an option agreement between Skeena and Barrick, Skeena has the right to earn Barrick’s 66.67% interest in the property. The Company wrote off the property in 2005.

(b) United States:

On March 20, 2017, the Company closed the Membership Agreement with AMI whereby the Company acquired 100% legal and beneficial interests in mineral resource properties located in Nevada, Idaho and Utah for a total purchase price of $2.2 million (Note 7(b)). Certain of the mineral properties are subject to royalties.

(c) Mexico:

El Compas:

In October 2015, the Company acquired the El Compas project located in Zacatecas, Mexico, pursuant to the Share Purchase Agreement with Marlin Gold by way of the acquisition of a 100% interest in Oro Silver (Note 7(a)(i)). On each of the first three anniversaries of the date of the Share Purchase Agreement, 55 troy ounces of gold (or the U.S. dollar equivalent) was to be paid by the Company to Marlin Gold or to any of its subsidiaries. Certain mineral concessions named Altiplano include a 3% NSR royalty and a buy back option. Marlin Gold will retain the Altiplano royalty and buy back option, and will receive a 1.5% NSR on all non-Altiplano claims that currently have no royalties associated with them.

In January 2016, the Company signed a definitive agreement with the Zacatecas state government to lease and operate the permitted 500 tonne per day La Plata ore processing plant located in the city of Zacatecas, Mexico. Highlights of the lease agreement included the following:

·	Lease term was for 5 years with the right to extend for another 5 years;
·	The Company assumed responsibility for the plant as of January 29, 2016;
·	The Company was to pay a monthly lease payment of MXP 136,000; and
·	Grace period of 6 months to allow time for plant refurbishing.

In May 2016, the Company entered into the Sales Transaction with Endeavour pursuant to which the Company sold to Endeavour 100% of the shares of the Company’s wholly-owned subsidiary, Oro Silver, which indirectly holds a 100% interest in the El Compas project in Zacatecas, Mexico (Note 7(a)(ii)). Endeavour assumed responsibility for the troy ounces of gold payable to Marlin Gold and the lease for the ore processing plant.

(d) Expenditure options:

As at December 31, 2017, to maintain the Company’s interest and/or to fully exercise the options under various property agreements covering its properties, the Company must make payments as follows:

	Cash	Cash	Annual	Number of
	Payments	Payments	Payments	Shares
	(CADS$000)	(US$000)	(US$000)

New Polaris (Note 9(a)(i)):
Net profit interest reduction or buydown	$-	$-	$-	150,000

Fondaway Canyon (Notes 7(b) and 9(b)):
Advance royalty payment for buyout of 3% net smelter return (1)	-	-	35	-
Buyout provision for net smelter return of 2% (2)	-	2,000	-	-

Windfall Hills (Note 9(a)(ii)):
Buyout provision for net smelter return of 1.5%	1,000	-	-	-
Reduction of net smelter return of 2% to 1%	-	500	-	-
	$1,000	$2,500	$35	150,000

(1)	Advance royalty payments of $390,000 remain payable as at December 31, 2017 with annual payments of $35,000.

(2)	The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million.

These amounts may be reduced in the future as the Company determines which mineral property interests to continue to explore and which to abandon.

(e) Title to mineral property interests:

The Company has diligently investigated rights of ownership of all of its mineral property interests/concessions and, to the best of its knowledge, all agreements relating to such ownership rights are in good standing. However, all properties and concessions may be subject to prior claims, agreements or transfers, and rights of ownership may be affected by undetected defects.

(f) Realization of assets:

The Company’s investment in and expenditures on its mineral property interests comprise a significant portion of the Company’s assets. Realization of the Company’s investment in these assets is dependent on establishing legal ownership of the mineral properties, on the attainment of successful commercial production or from the proceeds of their disposal. The recoverability of the amounts shown for mineral property interests is dependent upon the existence of reserves, the ability of the Company to obtain necessary financing to complete the development of the properties, and upon future profitable production or proceeds from the disposition thereof.

(g) Environmental:

Environmental legislation is becoming increasingly stringent and costs and expenses of regulatory compliance are increasing. The impact of new and future environmental legislation of the Company’s operation may cause additional expenses and restrictions.

If the restrictions adversely affect the scope of exploration and development on the mineral properties, the potential for production on the property may be diminished or negated.

The Company is subject to the laws and regulations relating to environmental matters in all jurisdictions in which it operates, including provisions relating to property reclamation, discharge of hazardous materials and other matters. The Company may also be held liable should environmental problems be discovered that were caused by former owners and operators of its current properties and former properties in which it has previously had an interest. The Company is not aware of any existing environmental problems related to any of its current or former mineral property interests that may result in material liability to the Company.